PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables And Prepaid Expenses [Line Items]
Government authorities	$ 116	$ 117
Prepaid expenses	1,296	311
Restricted cash	161	0
Other current assets	93	0
Prepaid expenses and other receivables	$ 1,666	$ 428